Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	The composition of property and equipment, net is as follows:
	December 31,
	2023	2022
Cost:
Computers	228	304
Laboratory equipment	1,764	4,315
Machinery and equipment	477	360
Office Equipment	272	296
Leasehold Improvements	627	708
	3,368	5,983

Less – accumulated depreciation	(1,024)	(1,276)
Less – impairment	-	(1,210)

	2,344	3,497

Schedule of Consolidated Statements of Comprehensive Loss
	Year ended December 31,
	2023	2022	2021
Research and development, net	299	297	119
Marketing	23	26	17
General and administrative	130	61	49
	452	384	185